Servicing Activities (Schedule Of Sensitivity Analysis of Fair Value) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Servicing Activities [Abstract]
Weighted average life (in years)	4 years 7 months	4 years 8 months
Weighted average prepayment speed	13.50%	15.70%
Impact on fair value of 10% adverse change	$ (77)	$ (135)
Impact on fair value of 20% adverse change	(144)	(257)
Weighted average discount rate	7.70%	10.20%
Impact on fair value of 10% adverse change, discount rate	(10)	(59)
Impact on fair value of 20% adverse change, discount rate	$ (19)	$ (114)